Taxation - Movements in deferred tax balance (Details) - USD ($) $ in Millions		12 Months Ended
	Apr. 01, 2023	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Taxation
Balance at the beginning of the period		$ 520	$ 228	$ (907)
Taxation expense		1,575	199	988
Other comprehensive income		175	94	83
Equity		14	(16)	(12)
Additions through business combinations		(4,174)
Exchange		14	15	52
Balance at the end of the period		(1,876)	520	228
Net deferred tax asset		7,266	6,019	4,792
Movements in deferred tax assets		2,396
Credit arising from increase in UK Corporation tax rate		$ (54)	(138)	(39)
UK corporation tax rate	25.00%	19.00%
United Kingdom
Taxation
Net deferred tax asset		$ 1,070
US
Taxation
Net deferred tax asset		245
Intangibles, property, plant & equipment
Taxation
Balance at the beginning of the period		(2,627)	(2,265)	(3,368)
Taxation expense		782	(226)	1,055
Other comprehensive income		52	(78)	34
Additions through business combinations		(3,744)
Exchange		57	(58)	14
Balance at the end of the period		(5,480)	(2,627)	(2,265)
Net deferred tax asset		1,476	1,061	1,091
Contingent consideration liabilities in respect of intangibles
Taxation
Balance at the beginning of the period
Balance at the end of the period		(367)
Pension and post-retirement benefits
Taxation
Balance at the beginning of the period		656	561	495
Taxation expense		(166)	(64)	(9)
Other comprehensive income		83	101	79
Additions through business combinations		13
Exchange		(33)	58	(4)
Balance at the end of the period		553	656	561
Net deferred tax asset		574	690	591
Elimination of unrealised profit on inventory
Taxation
Balance at the beginning of the period		1,807	1,293	980
Taxation expense		(59)	444	312
Additions through business combinations		166
Exchange		(53)	70	1
Balance at the end of the period		1,861	1,807	1,293
Net deferred tax asset		1,910	2,286	1,543
Untaxed reserves
Taxation
Balance at the beginning of the period		(801)	(598)	(557)
Taxation expense		(139)	(92)	(63)
Other comprehensive income			(1)
Exchange		78	(110)	22
Balance at the end of the period		(862)	(801)	(598)
Losses and tax credits carried forward
Taxation
Balance at the beginning of the period		714	546	1,008
Taxation expense		307	136	(480)
Additions through business combinations		507
Exchange		(10)	32	18
Balance at the end of the period		1,518	714	546
Net deferred tax asset		1,571	852	608
Accrued expenses and other
Taxation
Balance at the beginning of the period		771	691	535
Taxation expense		850	1	173
Other comprehensive income		40	72	(30)
Equity		14	(16)	(12)
Additions through business combinations		(1,116)
Exchange		(25)	23	1
Balance at the end of the period		534	771	691
Net deferred tax asset		$ 1,735	$ 1,130	$ 959